UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

October 16, 2020 to November 16, 2020

Commission File Number of issuing entity: 333-228964-03

Central Index Key Number of issuing entity: 0001816589

JOHN DEERE OWNER TRUST 2020-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-228964

Central Index Key Number of depositor: 0001762590

JOHN DEERE RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000027673

JOHN DEERE CAPITAL CORPORATION

(Exact name of sponsor as specified in its charter)

Todd E. Davies, (309) 765-5161

(Name and phone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

61-6651694

(I.R.S. Employer Identification No.)

c/o John Deere Capital Corporation Suite 100 10587 Double R Boulevard Reno, Nevada (Address of principal executive offices of the issuing entity)	89521 (Zip Code)

(775) 786-5527

(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If section 12(b))
Class A-1 0.25062% Asset Backed Notes			X
Class A-2 0.41% Asset Backed Notes			X
Class A-3 0.51% Asset Backed Notes			X
Class A-4 0.72% Asset Backed Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 16, 2020 a distribution was made to holders of notes of John Deere Owner Trust 2020-B.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by John Deere Receivables LLC, the depositor of John Deere Owner Trust 2020-B (the “Depositor”), and held by John Deere Owner Trust 2020-B were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from October 16, 2020 to November 16, 2020.

The Depositor filed its Form ABS-15G for 2019 on January 24, 2020. The CIK number of the Depositor is 0001762590.

PART II – OTHER INFORMATION

Item 10. Exhibits.

(a)          The following is a list of documents filed as part of this Report on Form 10-D:

99.1                      Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2020-B, relating to the November 16, 2020 distribution.

99.2                      Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2020-B, relating to the November 16, 2020 distribution.

99.3                      Servicer’s Certificate, relating to the November 16, 2020 distribution.

(b)          The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description
99.1	Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2020-B, relating to the November 16, 2020 distribution.
99.2	Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2020-B, relating to the November 16, 2020 distribution.
99.3	Servicer’s Certificate, relating to the November 16, 2020 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

JOHN DEERE RECEIVABLES LLC
(Depositor)

Date: November 20, 2020	By:	/s/ Todd E. Davies
Name: Todd E. Davies
Title: Secretary